Organization		9 Months Ended
	Apr. 01, 2020	Sep. 30, 2020
Accounting Policies [Abstract]
Organization

1. Organization

ALX Oncology Holdings Inc., or the Company, was formed as a Delaware corporation on April 1, 2020, or Inception. The Company was formed for the purpose of completing the initial public offering and related transactions in order to carry on the business of ALX Oncology Limited. After Inception, ALX Oncology Limited became a wholly-owned subsidiary of the Corporation as result of the internal reorganization. As part of the transaction, all of the equity, option and warrant holders of ALX Oncology Limited became equity, option and warrant holders of the Company, holding the same number of corresponding shares, options and/or warrants in the Company as they did in ALX Oncology Limited immediately prior to the reorganization.

(1) ORGANIZATION

Organization

ALX Oncology Holdings Inc., or the Company, was formed as a Delaware corporation on April 1, 2020, or Inception. The Company was formed for the purpose of completing the Company’s initial public offering of its common stock and related transactions in order to carry on the business of ALX Oncology Limited. After Inception, ALX Oncology Limited became a wholly-owned subsidiary of the Company as a result of the internal reorganization. As part of the internal reorganization, all of the equity, option and warrant holders of ALX Oncology Limited became equity, option and warrant holders of the Company, holding the same number of corresponding shares, options and/or warrants in the Company as they did in ALX Oncology Limited immediately prior to the internal reorganization. The information included herein is presented as that of ALX Oncology Holdings Inc. unless such information refers to a date prior to April 1, 2020, in which case it will reflect that of ALX Oncology Limited, the predecessor company. The Company is a clinical-stage immuno-oncology company focused on helping patients fight cancer by developing therapies that block the CD47 checkpoint pathway and bridge the innate and adaptive immune system.

The Company owns subsidiaries, consisting of ALX Oncology Limited, incorporated in Ireland; ALX Oncology Inc., incorporated in the United States, and Alexo International Holdings Ltd, incorporated in Malta; Alexo Therapeutics International, incorporated in the Cayman Islands, which is a wholly-owned subsidiary of Alexo International Holdings Ltd. and Sirpant Therapeutics, incorporated in the Cayman Islands, which is a wholly-owned subsidiary of Alexo Therapeutics International, or collectively, the Subsidiaries.

As of September 30, 2020, the Company has devoted substantially all of its efforts to the formation and financing of the Company, as well as product development, and has not realized product revenues from its planned principal operations. The Company has no manufacturing facilities and all manufacturing related activities are contracted out to third-party service providers.

In July 2020, the Company consummated its initial public offering and issued 9,775,000 shares of common stock for net proceeds of approximately $169.5 million, after deducting underwriting discounts and commissions of $13.0 million and offering-related expenses of $3.2 million. Upon the closing of the initial public offering, all shares of convertible preferred stock outstanding and accrued cumulative dividends were automatically converted into 23,934,533 shares of common stock.

On July 21, 2020, the Company’s amended and restated certificate of incorporation became effective, authorizing 1,000,000,000 shares of common stock and 100,000,000 shares of undesignated preferred stock.

Liquidity and Capital Resources

As of September 30, 2020, the Company had cash and cash equivalents of $259.5 million, which will be sufficient to fund its planned operations for a period of at least twelve months following the issuance of these condensed consolidated financial statements.

Management expects to incur additional losses in the future to conduct product candidate research and development and to conduct pre-commercialization activities and recognizes the need to raise additional capital to fully implement its business plan. The Company intends to raise such capital through the sale of additional equity, debt financings or strategic alliances with third parties. However, there can be no assurance that the Company will be successful in acquiring additional funding at levels sufficient to fund its operations or on terms acceptable to the Company. If the Company is unsuccessful in its efforts to raise additional financing, the Company could be required to significantly reduce operating expenses and delay, reduce the scope of or eliminate some of its development programs or its future commercialization efforts, out-license intellectual property rights to its product candidates and sell unsecured assets, or a combination of the above, any of which may have a material adverse effect on the Company’s business, results of operations, financial condition and/or its ability to fund its scheduled obligations on a timely basis or at all.